Schedule of investments
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 98.14%<<
Fixed Income Funds — 44.39%
Macquarie VIP Corporate Bond Series Service Class	1,417,989	$ 6,721,266
Macquarie VIP High Income Series Standard Class	78,143	229,741
Macquarie VIP Limited-Term Bond Series Service Class	715,117	3,403,956
		10,354,963
Global / International Equity Fund — 14.34%
Macquarie VIP International Core Equity Series Standard Class	188,922	3,345,814
		3,345,814
US Equity Funds — 39.41%
Macquarie VIP Core Equity Series Service Class	244,341	3,393,902
Macquarie VIP Growth and Income Series Standard Class	35,748	1,291,563
Macquarie VIP Growth Series Service Class	222,515	2,214,025
Macquarie VIP Mid Cap Growth Series Standard Class	19,776	183,523
Macquarie VIP Small Cap Growth Series Standard Class	30,376	184,385
Macquarie VIP Smid Cap Core Series Service Class	74,295	909,366
Macquarie VIP Value Series Service Class	217,740	1,016,844
		9,193,608
Total Affiliated Mutual Funds (cost $26,599,661)		22,894,385

	Number of shares	Value (US $)

Short-Term Investments — 1.57%
Money Market Mutual Funds — 1.57%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	91,636	$ 91,636
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	91,635	91,635
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	91,636	91,636
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	91,635	91,635
Total Short-Term Investments (cost $366,542)		366,542

Total Value of Securities—99.71% (cost $26,966,203)		23,260,927
Receivables and Other Assets Net of Liabilities—0.29%★		67,971
Net Assets Applicable to 6,969,562 Shares Outstanding—100.00%		$23,328,898
★	Includes $97,812 cash collateral held at broker for futures contracts as of March 31, 2025.
<<	Affiliated company.
The following futures contracts were outstanding at March 31, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(2)	E-Mini Russell 2000 Index	$(202,710)	$(204,445)	6/20/25	$1,735	$1,000
(6)	E-Mini S&P 500 Index	(1,695,975)	(1,696,772)	6/20/25	797	(9,075)
Total Futures Contracts			$(1,901,217)		$2,532	$(8,075)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
NQ- IV044 [0325] 0525 (4472158)    1

Schedule of investments
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series   (Unaudited)
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
2    NQ- IV044 [0325] 0525 (4472158)